Note 21 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
	2019	2018	2017
Outstanding, beginning of year	93,069	63,503	33,352
Granted	33,853	31,267	30,151
Exercised	-	-	-
Forfeited	(9,275)	(1,701)	-
Outstanding, end of year	117,647	93,069	63,503
Weighted average exercise price at end of year	$21.81	$21.39	$20.45

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2019	2018	2017
Weighted-average fair value of options granted	$7.77	$7.87	$7.35
Average dividend yield	2.26%	2.18%	2.23%
Expected volatility	40.00%	40.00%	40.00%
Rick-free interest rate	1.93%	2.81%	2.06%
Expected term (years)	7	7	7
Shares Granted	33,853	31,267	30,151
Exercise Price	$22.97	$23.30	$21.70